Goodwill and Other Intangible Assets [Text Block]	12 Months Ended
Mar. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets [Text Block]
6.	GOODWILL AND OTHER INTANGIBLE ASSETS

Goodwill

The table below presents the movement in the carrying amount of goodwill by business segment during the fiscal years ended March 31, 2017 and 2018:

	Customer Business					Global Markets Business Group	Total
	Retail Banking Business Group	Corporate Banking Business Group	Global Business Group	Trust Assets Business Group	Total
	(in millions)
Balance at March 31, 2016:
Goodwill	¥840,055	¥885,234	¥769,585	¥42,700	¥2,537,574	¥2,300	¥2,539,874
Accumulated impairment losses	(840,055)	(885,234)	(329,953)	(30,257)	(2,085,499)	—	(2,085,499)

	—	—	439,632	12,443	452,075	2,300	454,375
Goodwill acquired during the fiscal year(2)	—	—	8,280	7,975	16,255	—	16,255
Impairment loss	—	—	—	(6,638)	(6,638)	—	(6,638)
Foreign currency translation adjustments and other	—	—	(13,835)	(14)	(13,849)	—	(13,849)

Balance at March 31, 2017:
Goodwill	840,055	885,234	764,030	50,661	2,539,980	2,300	2,542,280
Accumulated impairment losses	(840,055)	(885,234)	(329,953)	(36,895)	(2,092,137)	—	(2,092,137)

	—	—	434,077	13,766	447,843	2,300	450,143
Foreign currency translation adjustments and other	—	—	(8,399)	(410)	(8,809)	—	(8,809)

Balance at March 31, 2018:
Goodwill	840,055	885,234	755,631	50,251	2,531,171	2,300	2,533,471
Accumulated impairment losses	(840,055)	(885,234)	(329,953)	(36,895)	(2,092,137)	—	(2,092,137)

	¥—	¥—	¥425,678	¥13,356	¥439,034	¥2,300	¥441,334

Notes:

(1)	See Note 30 for the business segment information of the MUFG Group.
(2)	See Note 2 for the goodwill acquired in connection with acquisition.

U.S. GAAP requires to test goodwill for impairment at least annually, or more frequently if events or changes in circumstances indicate that goodwill may be impaired, using a two-step process that begins with an estimation of the fair value of a reporting unit, which is to be compared with the carrying amount of the reporting unit including goodwill, to identify potential impairment of goodwill. If the carrying amount of a reporting unit including goodwill exceeds its estimated fair value, the second step of the goodwill impairment test is performed to measure the amount of impairment loss recorded in the consolidated statements of income. This test requires comparison of the implied fair value of the reporting unit’s goodwill with the carrying amount of its goodwill.

For the fiscal years ended March 31, 2016 and 2017, the MUFG Group recognized ¥4,298 million and ¥6,638 million, respectively, in impairment of goodwill relating to reporting units within the Trust Assets Business Group segment. There were no impairment losses recognized for the fiscal year ended March 31, 2018. The MUFG Group readjusted its future cash flow projection of the reporting units in this segment, considering the subsidiaries’ recent business performance. Due to the situation, the fair value of the reporting units, which were based on discounted future cash flows, fell below the carrying amounts of the reporting units. Accordingly, the second step of the goodwill impairment test was performed for the reporting units. As a result, the carrying amounts of the reporting units’ goodwill exceeded the implied fair value of the reporting units’ goodwill, and the impairment losses were recognized on the related goodwill.

For the fiscal year ended March 31, 2016, the MUFG Group recognized a total of ¥329,421 million in impairment of goodwill relating to the reporting unit Other than MUFG Americas Holdings/Krungsri and the Krungsri reporting unit, both of which were within the Global Business Group segment.

The MUFG Group recognized ¥151,671 million in impairment of goodwill relating to the reporting unit Other than MUFG Americas Holdings/Krungsri within the Global Business Group segment. The Bank of Japan introduced Quantitative and Qualitative Monetary Easing with Negative Interest Rates in January 2016, and the benchmark yield turned and stayed negative through to the end of the fiscal year. Share prices have fallen and the Japanese yen appreciated since the start of the calendar year as a reflection of heightened risk aversion around the globe. It led MUFG’s stock price to decline from ¥743.7 at March 31, 2015 to ¥521.5 at March 31, 2016. Since the fair value of the reporting unit Other than MUFG Americas Holdings/Krungsri within the Global Business Group segment was estimated based on MUFG’s stock price, this decline led to a decrease in the market capitalization and negatively affected the fair value of the reporting unit. Due to the situation, the fair value of the reporting unit fell below the carrying amount of the reporting unit. Accordingly, the second step of the goodwill impairment test was performed for this reporting unit. As a result, the carrying amount of the reporting unit’s goodwill exceeded the implied fair value of the reporting unit’s goodwill, and the impairment loss was recognized on the related goodwill.

The MUFG Group recognized ¥177,750 million in impairment of goodwill relating to the Krungsri reporting unit within the Global Business Group segment. The economy in China continued to slow down due to the suppressed investment environment, while weak exports weighed on other Asian economies. It led to a slow down in economic growth in Thailand causing Krungsri’s stock price to decline from Thai baht 44.75 at December 31, 2014 to Thai baht 29.75 at December 31, 2015. Since the fair value of the Krungsri reporting unit within the Global Business Group segment was estimated based on Krungsri’s stock price, this decline led to a decrease in the market capitalization and negatively affected the fair value of the reporting unit. Due to the situation, the fair value of the reporting unit fell below the carrying amount of the reporting unit. Accordingly, the second step of the goodwill impairment test was performed for this reporting unit. As a result, the carrying amount of the reporting unit’s goodwill exceeded the implied fair value of the reporting unit’s goodwill, and the impairment loss was recognized on the related goodwill.

Other Intangible Assets

The table below presents the gross carrying amount, accumulated amortization and net carrying amount, in total and by major class of other intangible assets at March 31, 2017 and 2018:

	2017			2018
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
	(in millions)
Intangible assets subject to amortization:
Software	¥2,386,754	¥1,675,564	¥711,190	¥2,585,161	¥1,852,333	¥732,828
Core deposit intangibles	126,728	76,628	50,100	128,679	83,382	45,297
Customer relationships	395,136	203,144	191,992	391,832	227,079	164,753
Trade names	77,024	27,210	49,814	77,821	30,801	47,020
Other	12,068	3,929	8,139	9,706	3,977	5,729

Total	¥2,997,710	¥1,986,475	1,011,235	¥3,193,199	¥2,197,572	995,627

Intangible assets not subject to amortization:
Other			9,124			15,492	(1)

Total			¥1,020,359			¥1,011,119

Note:

(1)	Intangible assets not subject to amortization includes ¥7,268 million of mortgage servicing rights accounted for at fair value at March 31, 2018.

Intangible assets subject to amortization acquired during the fiscal year ended March 31, 2017 amounted to ¥254,064 million, which primarily consisted of ¥234,882 million of software and ¥19,086 million of customer relationships. The weighted average amortization periods for these assets are 5 years and 20 years, respectively. There is no significant residual value estimated for these assets. Intangible assets not subject to amortization acquired during the fiscal year ended March 31, 2017 amounted to ¥1 million.

Intangible assets subject to amortization acquired during the fiscal year ended March 31, 2018 amounted to ¥242,017 million, which primarily consisted of ¥239,460 million of software and ¥2,200 million of customer relationships. The weighted average amortization periods for these assets are 5 years and 22 years, respectively. There is no significant residual value estimated for these assets. Intangible assets not subject to amortization acquired during the fiscal year ended March 31, 2018 amounted to ¥28 million.

For the fiscal years ended March 31, 2016, 2017 and 2018, the MUFG Group recognized ¥117,726 million, ¥5,803 million and ¥21,900 million, respectively, of impairment losses for intangible assets whose carrying amounts exceeded their fair value. In computing the amount of impairment losses, fair value was determined primarily based on the present value of expected future cash flows, the estimated value based on appraisals, or market prices.

The impairment loss for the fiscal year ended March 31, 2016 included a loss of ¥8,043 million relating to customer relationship under the Trust Asset Business Group segment. The fair value of the customer relationship was calculated based on the present value of expected future cash flows, which could be affected by the amount of the assets under management and fluctuation of the markets. Estimated future cash flows of the above customer relationship were readjusted downwards due to instability in bond markets and large fluctuations in foreign exchange markets. Accordingly, the MUFG Group reevaluated the fair value of the customer relationship and recognized an impairment loss. Also, for the fiscal year ended March 31, 2016, the MUFG Group recognized an impairment loss of ¥8,923 million related to software for internal use.

The impairment loss for the fiscal year ended March 31, 2016 included a loss of ¥99,981 million relating to a core deposit intangible acquired in connection with the merger with UFJ Holdings. The fair value of this core deposit intangible was calculated based on the present value of expected future cash flows in 2005. As a result of the negative interest rate policy by the Bank of Japan, estimated future cost savings became negative due to the decrease of the spread between the interest rate of the core deposit funding and the decreased alternative interest rate of the market funding, and the estimated future cash flows were revised downwards. Accordingly, the MUFG Group reevaluated the core deposit intangible and recognized an impairment loss.

The impairment loss for the fiscal year ended March 31, 2018 included a loss of ¥11,121 million relating to the foreign subsidiary’s customer relationships under the Trust Asset Business Group segment. The intangible assets were valued based on discounted expected future cash flows. The estimated future cash flows of the above customer relationships were revised downward due to a decrease in acquired customer base. Accordingly, the MUFG group revaluated the intangible assets and recognized impairment losses.

The estimated aggregate amortization expense for intangible assets for the next five fiscal years is as follows:

(in millions)
Fiscal year ending March 31:
2019	¥250,234
2020	213,606
2021	171,934
2022	133,685
2023	90,383